Supplement to the
Fidelity Advisor® Series Growth Opportunities Fund
January 28, 2023
Prospectus

Effective May 1, 2023, the fund has been reclassified from diversified to non-diversified.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Kyle Weaver (Co-Portfolio Manager) has managed the fund since 2015.
Becky Baker (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Becky Baker is Co-Portfolio Manager of Fidelity Advisor® Series Growth Opportunities Fund, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2012, Ms. Baker has worked as an equity research analyst, associate, and portfolio manager.
Kyle Weaver is Co-Portfolio Manager of Fidelity Advisor® Series Growth Opportunities Fund, which he has managed since 2015. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Weaver has worked as a research analyst and portfolio manager.
AXS3-PSTK-1123-108 1.9857242.108	November 14, 2023
Supplement to the
Fidelity Advisor® Growth Opportunities Fund
Class A, Class M, Class C, Class I, and Class Z
January 28, 2023
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Kyle Weaver (Co-Portfolio Manager) has managed the fund since 2015.
Becky Baker (Co-Portfolio Manager) has managed the fund since 2023.
The following information replaces the biographical found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Becky Baker is Co-Portfolio Manager of Fidelity Advisor® Growth Opportunities Fund, which she has managed since 2023. She also manages other funds. Since joining Fidelity Investments in 2012, Ms. Baker has worked as an equity research analyst, associate, and portfolio manager.
Kyle Weaver is Co-Portfolio Manager of Fidelity Advisor® Growth Opportunities Fund, which he has managed since 2015. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Weaver has worked as a research analyst and portfolio manager.
GO-PSTK-1123-142 1.756209.142	November 14, 2023